Intangible Assets, net - Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 6,683
2023	6,683
2024	6,683
2025	6,683
2026	6,683
Thereafter	50,231
Net carrying amount	$ 83,646	$ 90,498